Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfivf-20190701_SupplementTextBlock

SUPPLEMENT TO THE INSTITUTIONAL CLASS PROSPECTUS
OF WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Wells Fargo International Value Fund (the "Fund")

Effective immediately, the Fund's Annual Fund Operating Expenses and Example of Expenses tables in the section entitled "Fund Summary - Fees and Expenses" are hereby replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.83%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses[2]	1.02%
Fee Waivers	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers[3]	0.89%

1.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
2.	Includes other expenses allocated from the master portfolio in which the Fund invests.
3.
The Manager has contractually committed through September 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$91
3 Years	$312
5 Years	$551
10 Years	$1,236

(Wells Fargo Funds Trust - Supplement) | (Wells Fargo International Value Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2020
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo International Value Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.83%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.89%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	551
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236

[1]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through September 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.